Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable
Schedule of accounts receivable
As at December 31	2025	2024
Trade accounts receivable	$4,722	$5,263
Other accounts receivable	95	35
	$4,817	$5,298